DISCONTINUED OPERATIONS (Details 1) - Discontinued operations for IST - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Assets of IST	$ 633,095	$ 616,263
Liabilities of IST	759,196	$ 717,414
Net liabilities of IST recognized gain on disposal of discontinued operations	$ 126,101